CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 23,891	$ 3,274	¥ 21,882	¥ 13,862
Operating costs and expenses:
Hotel operating costs	15,285	2,094	14,341	12,260
Other operating costs	31	4	34	62
Selling and marketing expenses	1,176	161	1,072	613
General and administrative expenses	2,508	344	2,086	1,675
Pre-opening expenses	50	7	35	95
Total operating costs and expenses	19,050	2,610	17,568	14,705
Goodwill	0	0	4	0
Other operating income, net	359	49	404	549
(Loss) income from operations	5,200	713	4,714	(294)
Interest income	210	29	248	87
Interest expense	318	44	385	409
Other income, net	51	7	573	10
(Loss) gain from fair value changes of equity securities, net	(66)	(9)	109	(359)
Foreign exchange (loss) gain, net	(272)	(37)	90	(641)
(Loss) income before income taxes	4,805	659	5,349	(1,606)
Income tax expense	1,662	228	1,204	207
Loss from equity method investments	(41)	(6)	(14)	(36)
Net (loss) income	3,102	425	4,131	(1,849)
Less: net (loss) income attributable to noncontrolling interest	54	7	46	(28)
Net (loss) income attributable to H World Group Limited	3,048	418	4,085	(1,821)
Other comprehensive income (loss)
Gain (loss) arising from defined benefit plan, net of tax of RMB10, RMB(3) and RMB0 for the year ended 2022, 2023 and 2024, respectively	6	1	(9)	22
Gain (loss) from fair value changes of debt securities, net of tax of RMB19, RMB(3) and RMB(13) for 2022,2023 and 2024, respectively	(38)	(5)	(12)	57
Foreign currency translation adjustments, net of tax of nil for the years ended 2022, 2023 and 2024, respectively	28	4	175	112
Comprehensive (loss) income	3,098	425	4,285	(1,658)
Less: comprehensive (loss) income attributable to the noncontrolling interest	54	7	46	(28)
Comprehensive (loss) income attributable to H World Group Limited	¥ 3,044	$ 418	¥ 4,239	¥ (1,630)
(Losses) earnings per share:
Basic | (per share)	¥ 0.98	$ 0.13	¥ 1.28	¥ (0.59)
Diluted | (per share)	¥ 0.96	$ 0.13	¥ 1.25	¥ (0.59)
Weighted average number of shares used in computation:
Basic (in shares)	3,115,130,107	3,115,130,107	3,183,163,131	3,111,196,757
Diluted (in shares)	3,278,308,290	3,278,308,290	3,351,421,211	3,111,196,757
Leased and owned hotels
Revenues:
Total revenues	¥ 13,843	$ 1,897	¥ 13,796	¥ 9,148
Manachised and franchised hotels
Revenues:
Total revenues	9,498	1,301	7,694	4,405
Others
Revenues:
Total revenues	¥ 550	$ 76	¥ 392	¥ 309